Revenue - Disaggregation of Revenue - Additional information (Detail) - Sales Revenue Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
No Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		10.00%
One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%		11.00%